Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001564824
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Allakos Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38582
Entity Tax Identification Number	45-4798831
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, Address Line Two	Suite 1090
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	ALLK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false